Deposits	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Deposits
Note 13: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (2)	2022	2021
Deposits by:
Banks (1)	4,938	2,096	1,417	22,450	30,901	26,611
Business and government	49,074	52,355	151,298	243,104	495,831	442,248
Individuals	4,435	36,822	119,129	82,360	242,746	216,772
Total (3)	58,447	91,273	271,844	347,914	769,478	685,631
Booked in:
Canada	48,260	81,726	126,204	259,100	515,290	427,316
United States	9,851	9,478	143,819	54,572	217,720	232,830
Other countries	336	69	1,821	34,242	36,468	25,485
Total	58,447	91,273	271,844	347,914	769,478	685,631

(1)	Includes regulated and central banks.
(2)
Includes $51,746 million of senior unsecured debt as at October 31, 2022 subject to the Bank Recapitalization
(Bail-In)
regime ($35,959 million as at October 31, 2021). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Included in deposits as at October 31, 2022 and 2021 are $384,080 million and $342,967 million, respectively, of deposits denominated in U.S. dollars, and $46,830 million and $29,937 million, respectively, of deposits denominated in other foreign currencies.

Deposits are measured at amortized cost, except for structured notes, structured deposits and metal deposits, which are measured at FVTPL. Deposits payable on demand are comprised primarily of our customers’ chequing accounts, on some of which we pay interest. Our customers need not notify us prior to withdrawing money from their chequing accounts. Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date are comprised of:
•
Various investment instruments purchased by our customers to earn interest over a fixed period, such as retail and small business term deposits, wholesale funding and guaranteed investment certificates. Deposits totalling $29,966 million as at October 31, 2022 ($20,991 million as at October 31, 2021) can be early redeemed
,
either fully or partially
,
by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

•	Commercial paper, which totalled $42,138 million as at October 31, 2022 ($13,834 million as at October 31, 2021).
•	Covered bonds, which totalled $29,076 million as at October 31, 2022 ($23,495 million as at October 31, 2021).
The following table presents the maturity schedule for deposits payable on a fixed date:

(Canadian $ in millions)	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
As at October 31, 2022	228,679	39,992	23,445	16,665	22,868	16,265	347,914
As at October 31, 2021	163,370	33,778	24,826	8,908	11,995	19,925	262,802

We	have unencumbered liquid assets of $335,299 million to support these and other deposit liabilities ($317,251 million as at October 31, 2021).
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2022	230,475	50,542	34,241	315,258
As at October 31, 2021	140,002	72,399	23,921	236,322

The following

table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, that are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2022	46,792	28,826	55,288	99,569	230,475
As at October 31, 2021	20,626	12,761	20,933	85,682	140,002
Structured Note Liabilities
Most of our structured note liabilities included in deposits have been designated at fair value through profit or loss, which aligns the accounting result with the way the portfolio is managed. The change in fair value of these structured notes is recorded in non-interest
revenue, trading revenues, with the changes in fair value due to own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year.
The following table presents fair value and changes in fair value of structured note liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income (1)	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recorded in AOCI (before tax)
As at October 31, 2022	26,305	32,507	4,617	1,653	1,245
As at October 31, 2021	22,665	22,448	(1,310)	(240)	(408)

(1)	Change in fair value may be offset by related change in fair value on hedge contracts.